Pension commitments, Defined Benefit (Details) $ in Millions	12 Months Ended
	Oct. 31, 2020 USD ($) Country Plan SponsorPlan	Oct. 31, 2019 USD ($) Plan
Within non-current assets [Abstract]
Long-term pension assets | $	$ 18.2	$ 17.1	[1]
Within non-current liabilities [Abstract]
Retirement benefit obligations | $	$ (155.0)	$ (141.4)	[1]
Number of defined benefit plans | Plan	33	30
Number of countries under defined benefit plans | Country	10
Number of sponsor plans open to new members	12
Number of sponsor plans reclassified to the net retirement obligation	3
Germany [Member]
Within non-current liabilities [Abstract]
Number of plans sponsored | Plan	12
Percentage of net retirement benefit obligation	83.00%
Number of sponsor plans in re-insurance contracts with guaranteed interest rates	3
Number of sponsor plans open to new members	3

[1]	In accordance with the requirements of IFRS 16 "Leases" the comparative amounts have not been restated.